INVENTORIES (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 1,561	$ 1,332
Work-in-process	808	612
Finished goods	4,375	5,138
Total inventories	$ 6,744	$ 7,082